Rule 497
                                                             File No. 333-125751



                        FIRST TRUST EXCHANGE-TRADED FUND

                  FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
               FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
             FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND
               FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
            FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
             FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
           FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
          FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
                 FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND
                     FIRST TRUST STRATEGIC VALUE INDEX FUND
                         FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                 FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
                  (each a "Fund" and collectively the "Funds")


               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 29, 2011

                             DATED FEBRUARY 1, 2012


      The "How to Buy and Sell Shares" section in the Prospectus is hereby revised to add the following sentence to the end of the second paragraph:

      "The Funds listed below will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act:

         First Trust Dow Jones Internet Index(SM) Fund
         First Trust Dow Jones Select MicroCap Index(SM) Fund
         First Trust ISE-Revere Natural Gas Index Fund
         First Trust ISE Water Index Fund
         First Trust Morningstar Dividend Leaders(SM) Index Fund First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
         First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund First Trust NASDAQ-100-Technology Sector Index(SM) Fund First Trust NASDAQ(R) ABA Community Bank Index Fund
         First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund First Trust NYSE Arca Biotechnology Index Fund
         First Trust S&P REIT Index Fund
         First Trust Strategic Value Index Fund
         First Trust US IPO Index Fund
         First Trust Value Line(R) 100 Exchange-Traded Fund
         First Trust Value Line(R) Dividend Index Fund
         First Trust Value Line(R) Equity Allocation Index Fund"

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE